Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Derivative Instruments by Balance Sheet Location

The tables below identify the balance sheet location and fair values of derivative instruments as of December 31, 2012 and 2011:

	As of December 31, 2012
Balance Sheet Caption	Derivatives Designated as Hedging Instruments	Other Derivative Instruments	Gross Derivative Instruments	Effects of Cash Collateral and Netting	Net Derivative Instruments
	(millions of dollars)
Derivative assets (non-current assets)	$—	$8	$8	$—	$8

Total Derivative assets	—	8	8	—	8

Derivative liabilities (current liabilities)	—	(4)	(4)	—	(4)
Derivative liabilities (non-current liabilities)	—	(11)	(11)	—	(11)

Total Derivative liabilities	—	(15)	(15)	—	(15)

Net Derivative liability	$—	$(7)	$(7)	$—	$(7)

	As of December 31, 2011
Balance Sheet Caption	Derivatives Designated as Hedging Instruments	Other Derivative Instruments	Gross Derivative Instruments	Effects of Cash Collateral and Netting	Net Derivative Instruments
	(millions of dollars)

Derivative liabilities (current liabilities)	$—	$(14)	$(14)	$2	$(12)
Derivative liabilities (non-current liabilities)	—	(3)	(3)	—	(3)

Total Derivative liabilities	—	(17)	(17)	2	(15)

Net Derivative (liability) asset	$—	$(17)	$(17)	$2	$(15)

Schedule of Cash Collateral Offset Against Derivative Positions

Under FASB guidance on the offsetting of balance sheet accounts (ASC 210-20), PHI offsets the fair value amounts recognized for derivative assets and liabilities and the fair value amounts recognized for related collateral positions executed with the same counterparty under master netting agreements. The amount of cash collateral that was offset against these derivative positions is as follows:

	December 31, 2012	December 31, 2011
	(millions of dollars)
Cash collateral pledged to counterparties with the right to reclaim (a)	$—	$2

(a)	Includes cash deposits on commodity brokerage accounts.

Schedule of Unrealized Derivative Losses Included in Regulatory Assets and Realized Losses Recognized in Statement of Financial Performance

The following table indicates the net unrealized derivative losses arising during the period that were deferred as Regulatory assets and the net realized losses recognized in the consolidated statements of income (through Fuel and purchased energy expense) that were also deferred as Regulatory assets for the years ended December 31, 2012, 2011 and 2010 associated with cash flow hedges:

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)

Net unrealized loss arising during the period	$—	$—	$(9)
Net realized loss recognized during the period	—	(5)	(13)

Cash Flow Hedges Included in Accumulated Other Comprehensive Loss

The tables below provide details regarding effective cash flow hedges included in PHI’s consolidated balance sheets as of December 31, 2012 and 2011. Cash flow hedges are marked to market on the consolidated balance sheet with corresponding adjustments to AOCL for the effective portion of cash flow hedges. The data in the following tables indicate the cumulative net loss after-tax related to effective cash flow hedges by contract type included in AOCL, the portion of AOCL expected to be reclassified to income during the next 12 months, and the maximum hedge or deferral term:

	As of December 31, 2012
Contracts	Accumulated Other Comprehensive Loss After-tax	Portion Expected to be Reclassified to Income during the Next 12 Months	Maximum Term
	(millions of dollars)
Interest rate	$10	$1	236 months

Total	$10	$1

	As of December 31, 2011
Contracts	Accumulated Other Comprehensive Loss After-tax	Portion Expected to be Reclassified to Income during the Next 12 Months	Maximum Term
	(millions of dollars)
Interest rate	$10	$1	248 months

Total	$10	$1

Net Unrealized Derivative Gain (Loss) Deferred as Regulatory Asset or Liability

The following table indicates the net unrealized derivative losses arising during the period that were deferred as Regulatory assets and the net realized losses recognized in the consolidated statements of income (through Fuel and purchased energy expense) that were also deferred as Regulatory assets for the years ended December 31, 2012 and 2011 associated with these derivatives:

	For the Year Ended December 31,
	2012	2011	2010
	(millions of dollars)
Net unrealized loss arising during the period	$(6)	$(13)	$(20)
Net realized loss recognized during the period	(16)	(22)	(26)

Net Outstanding Commodity Forward Contracts that Did Not Qualify for Hedge Accounting

As of December 31, 2012 and 2011, the quantities and positions of DPL’s net outstanding natural gas commodity forward contracts and ACE’s capacity derivatives associated with the SOCAs that did not qualify for hedge accounting were:

	December 31, 2012		December 31, 2011
Commodity	Quantity	Net Position	Quantity	Net Position
DPL – Natural gas (one Million British Thermal Units(MMBtu))	3,838,000	Long	6,161,200	Long
ACE – Capacity (MWs)	180	Long	—	—

Segment, Discontinued Operations [Member]
Fair Value of Derivative Instruments by Balance Sheet Location

The table below identifies the balance sheet location and fair values of the retail electric and natural gas supply businesses’ derivative instruments as of December 31, 2012 and 2011:

	As of December 31, 2012
Balance Sheet Caption	Derivatives Designated as Hedging Instruments(a)	Other Derivative Instruments	Gross Derivative Instruments	Effects of Cash Collateral and Netting	Net Derivative Instruments
	(millions of dollars)
Assets held for disposition (current assets)	$—	$1	$1	$—	$1

Total Derivative assets	—	1	1	—	1

Liabilities associated with assets held for disposition (current liabilities)	(10)	(9)	(19)	16	(3)
Liabilities associated with assets held for disposition (non-current liabilities)	(1)	(1)	(2)	2	—

Total Derivative liabilities	(11)	(10)	(21)	18	(3)

Net Derivative (liability) asset	$(11)	$(9)	$(20)	$18	$(2)

(a)	Amounts included in Derivatives Designated as Hedging Instruments primarily consist of derivatives that were designated as cash flow hedges prior to Pepco Energy Services’ election to discontinue cash flow hedge accounting for these derivatives.

	As of December 31, 2011
Balance Sheet Caption	Derivatives Designated as Hedging Instruments(a)	Other Derivative Instruments	Gross Derivative Instruments	Effects of Cash Collateral and Netting	Net Derivative Instruments
	(millions of dollars)

Assets held for disposition (current assets)	$17	$6	$23	$(18)	$5
Assets held for disposition (non-current assets)	—	1	1	(1)	—

Total Derivative assets	17	7	24	(19)	5

Liabilities associated with assets held for disposition (current liabilities)	(55)	(34)	(89)	75	(14)
Liabilities associated with assets held for disposition (non-current liabilities)	(11)	(7)	(18)	15	(3)

Total Derivative liabilities	(66)	(41)	(107)	90	(17)

Net Derivative (liability) asset	$(49)	$(34)	$(83)	$71	$(12)

(a)	Amounts included in Derivatives Designated as Hedging Instruments primarily consist of derivatives that were designated as cash flow hedges prior to Pepco Energy Services’ election to discontinue cash flow hedge accounting for these derivatives.

Schedule of Cash Collateral Offset Against Derivative Positions

The amount of cash collateral that was offset against these derivative positions is as follows:

	December 31, 2012	December 31, 2011
	(millions of dollars)
Cash collateral pledged to counterparties with the right to reclaim (a)	$18	$71

(a)	Includes cash deposits on commodity brokerage accounts.

Cash Flow Hedges Included in Accumulated Other Comprehensive Loss

The data in the following tables indicate the cumulative net loss after-tax related to effective cash flow hedges by contract type included in AOCL, the portion of AOCL expected to be reclassified to income during the next 12 months, and the maximum hedge or deferral term:

Contracts	As of December 31, 2012
	Accumulated Other Comprehensive Loss After-tax	Portion Expected to be Reclassified to Income during the Next 12 Months	Maximum Term
	(millions of dollars)
Energy commodity (a)	$6	$5	17 months

Total	$6	$5

(a)	The unrealized derivative losses recorded in AOCL relate to forecasted physical natural gas and electricity purchases which are used to supply retail electric and natural gas supply contracts that are in gain positions and subject to accrual accounting. Under accrual accounting, no asset is recorded on Pepco Energy Services’ balance sheet and the purchase cost is not recognized until the period of distribution.

Contracts	As of December 31, 2011
	Accumulated Other Comprehensive Loss After-tax	Portion Expected to be Reclassified to Income during the Next 12 Months	Maximum Term
	(millions of dollars)
Energy commodity (a)	$29	$23	29 months

Total	$29	$23

(a)	The unrealized derivative losses recorded in AOCL relate to forecasted physical natural gas and electricity purchases which are used to supply retail electric and natural gas supply contracts that are in gain positions and subject to accrual accounting. Under accrual accounting, no asset is recorded on Pepco Energy Services’ balance sheet and the purchase cost is not recognized until the period of distribution.

Net Outstanding Commodity Forward Contracts that Did Not Qualify for Hedge Accounting

As of December 31, 2012 and 2011, the retail electric and natural gas supply businesses of Pepco Energy Services had the following net outstanding commodity forward contract quantities and net position on derivatives that did not qualify for hedge accounting:

	December 31, 2012		December 31, 2011
Commodity	Quantity	Net Position	Quantity	Net Position
Financial transmission rights (MWh)	181,008	Long	267,480	Long
Electric capacity (MW-Days)	—	—	12,920	Long
Electricity (MWh)	261,240	Long	788,280	Long
Natural gas (MMBtu)	2,867,500	Long	24,550,257	Long